Basis of Presentation	12 Months Ended
Dec. 31, 2023
Disclosure Of Basis Of Presentation [Abstract]
Basis of Presentation	BASIS OF PRESENTATION
The Consolidated Financial Statements of GENFIT have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), and in accordance with IFRS as adopted by the European Union at December 31, 2023. The Comparative information is presented as of and for the years ended December 31, 2022 and December 31, 2021.
The consolidated financial statements have been prepared using the historical cost measurement basis except for certain assets and liabilities that are measured at fair value in accordance with the IFRS general principles of fair presentation, going concern, accrual basis of accounting, consistency of presentation, materiality and aggregation.
These consolidated financial statements for the year ended December 31, 2023 were prepared under the responsibility of the Board of Directors that approved such statements on April 3, 2024.
The term IFRS includes International Financial Reporting Standards ("IFRS"), International Accounting Standards (the "IAS"), as well as the Interpretations issued by the Standards Interpretation Committee (the "SIC"), and the International Financial Reporting Interpretations Committee ("IFRIC").
The principal accounting methods used to prepare the Consolidated Financial Statements are described below.
All financial information (unless indicated otherwise) is presented in thousands of euros (€).
Changes in accounting policies and new standards or amendments
The accounting policies applicable for these consolidated annual financial statements are the same as those applied to the previous consolidated annual financial statements.
The following new standards are applicable from January 1, 2023, but do not have any material effect on the Group’s financial statements as of and for the year ended December 31, 2023.
•IFRS 17 Insurance Contracts (including Amendments to IFRS 17 issued in June 2020 and Amendment to IFRS 17 - Initial Application of IFRS 17 and IFRS 9—Comparative Information issued in December 2021)
•Amendments to IAS 8 – Definition of Accounting Estimates
•Amendments to IAS 1 and IFRS Practice Statement 2 – Disclosure of Accounting Policies
•Amendments to IAS 12 – Deferred Tax related to Assets and Liabilities arising from a Single Transaction
Standards, interpretations and amendments issued but not yet effective
The amendments and modifications to the standards below are applicable for financial years beginning after January 1, 2024, as specified below. GENFIT is in the process of assessing these amendments and modifications to the standards, however they are not expected to have a material impact on the financial statements.
•Amendments to IFRS 16 – Lease Liability in a Sale and Leaseback, effective in 2024,
•Amendments to IAS 1 – Classification of Liabilities as Current or Non-current (including Amendment to IAS 1 – Classification of Liabilities as Current or Non-current – Deferral of Effective Date issued in July 2020), effective in 2024,
•Amendments to IAS 1 – Non-current Liabilities with Covenants, effective in 2024,
•Amendments to IAS 7 and IFRS 7 - Non-current Liabilities with Covenants, effective in 2024, and
•Amendments to IAS 21 – Lack of Exchangeability, effective in 2025.